Offerings - Offering: 1	Aug. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.2120
Maximum Aggregate Offering Price	$ 424,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.55
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under Registrant's 2026 Stock Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.

b. Represents shares of common stock reserved for future issuance pursuant to stock options, restricted stock units and other awards under the 2026 Plan.

c. The number of shares reserved for issuance under the 2026 Plan will automatically increase on January 1 of each fiscal year for a period of ten years, commencing on January 1, 2027 and ending on (and including) January 1, 2036, in an amount equal to the lesser of (i) 5% of the outstanding shares of all classes of Registrant’s common stock as of the last day of the immediately preceding fiscal year (determined on a fully-diluted basis) or (ii) such other number of shares (which may be zero) as Registrant’s board of directors (or its designee) may determine.

d. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the shares reserved under the 2026 Plan, on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Stock Market on August 17, 2026.